Acquisitions, Divestitures and Exchanges, divestitures (Details) $ in Thousands		1 Months Ended				12 Months Ended			36 Months Ended
	May. 16, 2013 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Divestiture Financial Impacts
Cash received from divestitures and exchanges						$ 342,870	$ 187,645	$ 811,120
(Gain) loss on sale of business and other exit costs, net						$ (135,887)	(15,846)	(300,656)
Assets held for sale
Current assets			$ 1,687				1,687
Other assets and deferred charges			775				775
Licenses			56,809				56,809
Goodwill			8,444				8,444
Property, plant and equipment			35,628				35,628
Total Assets held for sale			103,343				103,343
Liabilities held for sale
Current liabilities			3,825				3,825
Other deferred liabilities and credits			17,818				17,818
Total liabilities held for sale			21,643				21,643
Non-operating Market Licenses
Assets held for sale
Licenses			56,809				56,809
Total Assets held for sale			56,809				56,809
Wireline Markets
Divestitures
Business divestiture description						In 2015, TDS sold certain Wireline markets for $25.6 million, including working capital adjustments, and recognized aggregated gains of $9.5 million
Divestiture Financial Impacts
Cash received from divestitures and exchanges						$ 25,600
(Gain) loss on sale of business and other exit costs, net						(9,500)
Assets held for sale
Current assets			215				215
Other assets and deferred charges			2				2
Goodwill			4,100				4,100
Property, plant and equipment			3,858				3,858
Total Assets held for sale			8,175				8,175
Liabilities held for sale
Current liabilities			218				218
Other deferred liabilities and credits			177				177
Total liabilities held for sale			395				395
Tower sale - second closing
Assets held for sale
Current assets			1,472				1,472
Other assets and deferred charges			773				773
Goodwill			4,344				4,344
Property, plant and equipment			31,770				31,770
Total Assets held for sale			38,359				38,359
Liabilities held for sale
Current liabilities			3,607				3,607
Other deferred liabilities and credits			17,641				17,641
Total liabilities held for sale			$ 21,248				21,248
U.S. Cellular
Divestiture Financial Impacts
(Gain) loss on sale of business and other exit costs, net						$ (113,555)	(32,830)	(246,767)
U.S. Cellular | Divestiture Transaction
Divestitures
Business divestiture description						On May 16, 2013, pursuant to a Purchase and Sale Agreement, U.S. Cellular sold customers and certain PCS spectrum licenses to subsidiaries of Sprint Corp. fka Sprint Nextel Corporation (“Sprint”) in U.S. Cellular’s Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash. The Purchase and Sale Agreement also contemplated certain other agreements, together with the Purchase and Sale Agreement collectively referred to as the “Divestiture Transaction.” These agreements require Sprint to reimburse U.S. Cellular up to $200 million (the “Sprint Cost Reimbursement”) for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.
Divestiture Financial Impacts
Cash received from divestitures and exchanges	$ 480,000
(Gain) loss on sale of business and other exit costs, net						$ (6,000)	$ (29,300)	(302,000)
U.S. Cellular | Mississippi Valley
Divestitures
Business divestiture description						In October 2013, U.S. Cellular sold the majority of its Mississippi Valley non-operating market license (“unbuilt license”) for $308.0 million. At the time of the sale, a $250.6 million gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations.
Divestiture Financial Impacts
Cash received from divestitures and exchanges					$ 308,000
(Gain) loss on sale of business and other exit costs, net					$ (250,600)
U.S. Cellular | St. Louis
Divestitures
Business divestiture description						In March 2014, U.S. Cellular sold the majority of its St. Louis area non-operating market spectrum license for $92.3 million. A gain of $75.8 million was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations in the first quarter of 2014.
Divestiture Financial Impacts
Cash received from divestitures and exchanges				$ 92,300
(Gain) loss on sale of business and other exit costs, net				$ (75,800)
U.S. Cellular | Tower sale
Divestitures
Business divestiture description						In December 2014, U.S. Cellular entered into an agreement with a third party to sell 595 towers and certain related contracts, assets, and liabilities for $159.0 million. This agreement and related transactions are referred to as the “Tower Sale” and were accomplished in two closings. The first closing occurred in December 2014 and included the sale of 236 towers, without tenants, for $10.0 million. On this same date, U.S. Cellular received $7.5 million in earnest money. At the time of the first closing, a $4.7 million gain was recorded. The second closing for the remaining 359 towers, primarily with tenants, took place in January 2015, at which time U.S. Cellular received $141.8 million in additional cash proceeds and TDS recorded a gain of $120.2 million in (Gain) loss on sale of business and other exit costs, net.
Number Of Towers						595			595
Divestiture Financial Impacts
Cash received from divestitures and exchanges						$ 159,000
U.S. Cellular | Tower sale - first closing
Divestitures
Number Of Towers			236				236
Divestiture Financial Impacts
Cash received from divestitures and exchanges			$ 10,000
(Gain) loss on sale of business and other exit costs, net			(4,700)
U.S. Cellular | Tower sale - second closing
Divestitures
Number Of Towers		359
Divestiture Financial Impacts
Cash received from divestitures and exchanges		$ 141,800
(Gain) loss on sale of business and other exit costs, net		$ (120,200)
U.S. Cellular | Sprint Cost Reimbursement
Divestiture Financial Impacts
Cash received from divestitures and exchanges									$ 111,600
U.S. Cellular | Sprint Cost Reimbursement | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures and exchanges						$ 30,000	$ 71,100	$ 10,600
U.S. Cellular | Sprint Cost Reimbursement | Maximum | Divestiture Transaction
Divestiture Financial Impacts
Cash received from divestitures and exchanges									$ 200,000
U.S. Cellular | Earnest money received | Tower sale - first closing
Divestiture Financial Impacts
Cash received from divestitures and exchanges			$ 7,500